Asset Impairments and Vessel Sales (Tables)	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Schedule of Loss on Sale of Vessels, Equipment and Other Operating Assets
The following tables show the loss on sale of vessels, equipment and other operating assets for the three and six months ended June 30, 2017 and 2016:

			Loss on Sale of Vessels, Equipment and Other Assets
			Three Months Ended June 30,
Segment	Asset Type	Completion of Sale Date	2017 $	2016 $
Teekay LNG Segment - Conventional Tankers	Suezmax	(1)	(12,600)	—
Teekay Tankers Segment - Conventional Tankers	Aframax	Jun-2017	(150)	—
Teekay Parent Segment - Conventional Tankers	1 VLCC Tanker	Oct-2016	—	(12,536)
Teekay Tankers Segment - Conventional Tankers	1 MR Tanker	Aug-2016	—	(6,420)
Other			8	—
Total			(12,742)	(18,956)

			Loss on Sale of Vessels, Equipment and Other Assets
			Six Months Ended June 30,
Segment	Asset Type	Completion of Sale Date	2017 $	2016 $
Teekay LNG Segment - Conventional Tankers	Suezmax	(1)	(12,600)	—
Teekay Tankers Segment - Conventional Tankers	Aframax	Jun-2017	(2,743)	—
Teekay Tankers Segment - Conventional Tankers	Suezmax	Mar-2017	(1,469)	—
Teekay LNG Segment - Conventional Tankers	2 Suezmaxes	Apr/May-2016	—	(27,439)
Teekay Parent Segment - Conventional Tankers	1 VLCC Tanker	Oct-2016	—	(12,536)
Teekay Tankers Segment - Conventional Tankers	1 MR Tanker	Aug-2016	—	(6,420)
Other			(357)	(180)
Total			(17,169)	(46,575)

(1) The sale of this vessel is expected to be completed in the third quarter of 2017 and the vessel was classified as held for sale at June 30, 2017.